UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET

MANAGEMENT TRUST

LEGG MASON MANAGER SELECT

LARGE CAP VALUE FUND

FORM N-Q

JUNE 30, 2011

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.4%
Johnson Controls Inc.	310	$12,914
TRW Automotive Holdings Corp.	89	5,254	*

Total Auto Components		18,168

Automobiles - 0.6%
General Motors Co.	310	9,412	*
Toyota Motor Corp., ADR	190	15,660

Total Automobiles		25,072

Diversified Consumer Services - 0.3%
Apollo Group Inc., Class A Shares	60	2,621	*
Education Management Corp.	93	2,226	*
H&R Block Inc.	314	5,036
ITT Educational Services Inc.	1	80	*
Service Corporation International	204	2,383

Total Diversified Consumer Services		12,346

Hotels, Restaurants & Leisure - 1.3%
Brinker International Inc.	30	734
McDonald’s Corp.	406	34,234
MGM Resorts International	350	4,623	*
Royal Caribbean Cruises Ltd.	190	7,152	*
Wyndham Worldwide Corp.	162	5,451

Total Hotels, Restaurants & Leisure		52,194

Leisure Equipment & Products - 0.1%
Mattel Inc.	160	4,398

Media - 7.0%
CBS Corp., Class B Shares	375	10,684
Comcast Corp., Class A Shares	2,670	67,658
DISH Network Corp., Class A Shares	874	26,806	*
Gannett Co. Inc.	633	9,064
Liberty Media Holding Corp., Capital Group, Series A Shares	13	1,115	*
News Corp., Class A Shares	2,207	39,064
Omnicom Group Inc.	139	6,694
SES, FDR	883	24,771
Time Warner Cable Inc.	444	34,650
Time Warner Inc.	2,096	76,231
Washington Post Co., Class B Shares	1	419

Total Media		297,156

Multiline Retail - 1.7%
Big Lots Inc.	71	2,354	*
Dillard’s Inc., Class A Shares	50	2,607
Family Dollar Stores Inc.	40	2,102
J.C. Penney Co. Inc.	39	1,347
Kohl’s Corp.	64	3,201
Sears Holdings Corp.	120	8,573	*
Target Corp.	1,098	51,507

Total Multiline Retail		71,691

Specialty Retail - 3.3%
Advance Auto Parts Inc.	52	3,042
American Eagle Outfitters Inc.	115	1,466
Best Buy Co. Inc.	661	20,762
Foot Locker Inc.	133	3,160
GameStop Corp., Class A Shares	151	4,027	*
Gap Inc.	1,595	28,870
Guess? Inc.	23	967
Home Depot Inc.	474	17,168
Limited Brands Inc.	188	7,229
Lowe’s Cos. Inc.	1,392	32,448
RadioShack Corp.	730	9,716
Staples Inc.	770	12,166

Total Specialty Retail		141,021

TOTAL CONSUMER DISCRETIONARY		622,046

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 9.4%
Beverages - 0.9%
Constellation Brands Inc., Class A Shares	164	$3,414	*
Dr. Pepper Snapple Group Inc.	170	7,128
PepsiCo Inc.	390	27,468

Total Beverages		38,010

Food & Staples Retailing - 4.1%
CVS Caremark Corp.	1,946	73,131
Kroger Co.	283	7,016
Wal-Mart Stores Inc.	1,566	83,217
Walgreen Co.	241	10,233

Total Food & Staples Retailing		173,597

Food Products - 0.6%
Archer-Daniels-Midland Co.	401	12,090
ConAgra Foods Inc.	23	590
Unilever PLC, ADR	375	12,146

Total Food Products		24,826

Household Products - 0.8%
Kimberly-Clark Corp.	497	33,080

Tobacco - 3.0%
Altria Group Inc.	487	12,862
Lorillard Inc.	156	16,984
Philip Morris International Inc.	1,460	97,484

Total Tobacco		127,330

TOTAL CONSUMER STAPLES		396,843

ENERGY - 10.9%
Energy Equipment & Services - 0.8%
Halliburton Co.	449	22,899
SEACOR Holdings Inc.	10	1,000
Transocean Ltd.	182	11,750

Total Energy Equipment & Services		35,649

Oil, Gas & Consumable Fuels - 10.1%
Anadarko Petroleum Corp.	130	9,979
Apache Corp.	110	13,573
BP PLC, ADR	1,130	50,048
Chesapeake Energy Corp.	540	16,033
Chevron Corp.	355	36,508
Comstock Resources Inc.	410	11,804	*
ConocoPhillips	1,023	76,919
Devon Energy Corp.	85	6,699
El Paso Corp.	1,756	35,471
Exxon Mobil Corp.	770	62,663
Hess Corp.	50	3,738
Marathon Oil Corp.	500	26,340
Occidental Petroleum Corp.	80	8,323
Petrohawk Energy Corp.	190	4,687	*
Royal Dutch Shell PLC, ADR, Class A Shares	240	17,071
Suncor Energy Inc.	501	19,589
Total SA, ADR	492	28,457

Total Oil, Gas & Consumable Fuels		427,902

TOTAL ENERGY		463,551

FINANCIALS - 24.6%
Apartments - 0.2%
UDR Inc.	450	11,047

Capital Markets - 2.2%
Ameriprise Financial Inc.	69	3,980
Bank of New York Mellon Corp.	384	9,838
Charles Schwab Corp.	789	12,979
Goldman Sachs Group Inc.	198	26,352
Morgan Stanley	1,080	24,851

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Capital Markets - continued
State Street Corp.	312	$14,068

Total Capital Markets		92,068

Commercial Banks - 4.5%
BB&T Corp.	200	5,368
East-West Bancorp Inc.	250	5,052
Fifth Third Bancorp	1,470	18,742
First Horizon National Corp.	550	5,247
PNC Financial Services Group Inc.	260	15,499
SunTrust Banks Inc.	220	5,676
U.S. Bancorp	1,229	31,352
Valley National Bancorp	388	5,281
Wells Fargo & Co.	3,213	90,157
Zions Bancorporation	400	9,604

Total Commercial Banks		191,978

Consumer Finance - 1.3%
American Express Co.	386	19,956
Capital One Financial Corp.	420	21,701
Credit Acceptance Corp.	1	84	*
Discover Financial Services	510	13,643

Total Consumer Finance		55,384

Diversified Financial Services - 5.6%
Bank of America Corp.	6,816	74,703
Citigroup Inc.	1,237	51,509
JPMorgan Chase & Co.	2,512	102,841
Nasdaq OMX Group Inc.	172	4,352	*
Principal Financial Group Inc.	124	3,772

Total Diversified Financial Services		237,177

Insurance - 9.1%
ACE Ltd.	280	18,430
AFLAC Inc.	110	5,135
American International Group Inc.	130	3,812	*
Arch Capital Group Ltd.	132	4,213	*
Assurant Inc.	101	3,663
Axis Capital Holdings Ltd.	111	3,437
Berkshire Hathaway Inc., Class B Shares	350	27,087	*
Chubb Corp.	900	56,349
Everest Re Group Ltd.	50	4,088
Fidelity National Financial Inc., Class A Shares	204	3,211
Hartford Financial Services Group Inc.	640	16,877
Lincoln National Corp.	560	15,954
Loews Corp.	435	18,309
Marsh & McLennan Cos. Inc.	673	20,991
MetLife Inc.	947	41,545
Progressive Corp.	580	12,400
Protective Life Corp.	406	9,391
RenaissanceRe Holdings Ltd.	30	2,099
Torchmark Corp.	10	641
Transatlantic Holdings Inc.	10	490
Travelers Cos. Inc.	1,493	87,161
Unum Group	680	17,326
Validus Holdings Ltd.	91	2,816
W.R. Berkley Corp.	142	4,606
XL Group PLC	161	3,539

Total Insurance		383,570

Real Estate Investment Trusts (REITs) - 1.7%
Annaly Capital Management Inc.	1,170	21,107
Chimera Investment Corp.	4,240	14,670
Equity Residential	196	11,760
Host Hotels & Resorts Inc.	430	7,289
Simon Property Group Inc.	65	7,555
Vornado Realty Trust	100	9,318

Total Real Estate Investment Trusts (REITs)		71,699

TOTAL FINANCIALS		1,042,923

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
HEALTH CARE - 10.6%
Biotechnology - 1.1%
Amgen Inc.	350	$20,423	*
Gilead Sciences Inc.	495	20,498	*
Human Genome Sciences Inc.	260	6,380	*

Total Biotechnology		47,301

Health Care Providers & Services - 5.0%
Aetna Inc.	920	40,563
AMERIGROUP Corp.	50	3,524	*
Community Health Systems Inc.	30	770	*
LifePoint Hospitals Inc.	41	1,602	*
UnitedHealth Group Inc.	1,310	67,570
Universal Health Services Inc., Class B Shares	60	3,092
WellPoint Inc.	1,195	94,130

Total Health Care Providers & Services		211,251

Health Care Technology - 0.4%
Allscripts Healthcare Solutions Inc.	1,001	19,439	*

Pharmaceuticals - 4.1%
Endo Pharmaceuticals Holdings Inc.	10	402	*
Johnson & Johnson	652	43,371
Merck & Co. Inc.	1,728	60,981
Novartis AG, ADR	351	21,450
Pfizer Inc.	2,224	45,814

Total Pharmaceuticals		172,018

TOTAL HEALTH CARE		450,009

INDUSTRIALS - 8.5%
Aerospace & Defense - 3.1%
Boeing Co.	160	11,829
General Dynamics Corp.	100	7,452
Honeywell International Inc.	508	30,272
L-3 Communications Holdings Inc.	111	9,707
Northrop Grumman Corp.	323	22,400
Raytheon Co.	1,000	49,850

Total Aerospace & Defense		131,510

Air Freight & Logistics - 0.0%
Ryder System Inc.	30	1,706

Building Products - 0.1%
Owens Corning Inc.	90	3,361	*

Commercial Services & Supplies - 0.0%
Corrections Corporation of America	53	1,147	*

Construction & Engineering - 0.2%
KBR Inc.	240	9,046

Industrial Conglomerates - 4.1%
3M Co.	270	25,609
General Electric Co.	5,903	111,331
United Technologies Corp.	387	34,253

Total Industrial Conglomerates		171,193

Machinery - 0.8%
Illinois Tool Works Inc.	303	17,116
PACCAR Inc.	350	17,882

Total Machinery		34,998

Road & Rail - 0.2%
Norfolk Southern Corp.	100	7,493

TOTAL INDUSTRIALS		360,454

INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 0.7%
Cisco Systems Inc.	940	14,673
Motorola Solutions Inc.	350	16,114	*

Total Communications Equipment		30,787

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Computers & Peripherals - 3.4%
Apple Inc.	120	$40,281	*
Hewlett-Packard Co.	2,720	99,008
Seagate Technology PLC	371	5,995

Total Computers & Peripherals		145,284

Electronic Equipment, Instruments & Components - 0.9%
Arrow Electronics Inc.	111	4,606	*
Avnet Inc.	380	12,114	*
Ingram Micro Inc., Class A Shares	40	726	*
TE Connectivity Ltd.	456	16,762
Tech Data Corp.	40	1,956	*
Vishay Intertechnology Inc.	143	2,151	*

Total Electronic Equipment, Instruments & Components		38,315

Internet Software & Services - 0.2%
Yahoo! Inc.	610	9,174	*

IT Services - 1.2%
Fidelity National Information Services Inc.	150	4,619
International Business Machines Corp.	255	43,745

Total IT Services		48,364

Office Electronics - 0.5%
Xerox Corp.	1,875	19,519

Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials Inc.	279	3,630
Fairchild Semiconductor International Inc.	40	668	*
Intel Corp.	1,420	31,467
International Rectifier Corp.	3	85	*
Marvell Technology Group Ltd.	35	515	*
Micron Technology Inc.	1,830	13,689	*
Novellus Systems Inc.	81	2,927	*
Texas Instruments Inc.	1,510	49,573

Total Semiconductors & Semiconductor Equipment		102,554

Software - 1.5%
Activision Blizzard Inc.	1,260	14,717
Amdocs Ltd.	134	4,072	*
Broadridge Financial Solutions Inc.	80	1,926
Microsoft Corp.	1,661	43,186

Total Software		63,901

TOTAL INFORMATION TECHNOLOGY		457,898

MATERIALS - 2.9%
Chemicals - 1.3%
Air Products & Chemicals Inc.	380	36,320
Dow Chemical Co.	350	12,600
NewMarket Corp.	10	1,707
PPG Industries Inc.	30	2,724

Total Chemicals		53,351

Containers & Packaging - 0.4%
Ball Corp.	66	2,538
Crown Holdings Inc.	376	14,596	*

Total Containers & Packaging		17,134

Metals & Mining - 0.5%
Alcoa Inc.	560	8,882
Newmont Mining Corp.	230	12,413

Total Metals & Mining		21,295

Paper & Forest Products - 0.7%
Domtar Corp.	40	3,789
International Paper Co.	660	19,681
MeadWestvaco Corp.	170	5,663

Total Paper & Forest Products		29,133

TOTAL MATERIALS		120,913

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY			SHARES	VALUE
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.2%
AT&T Inc.			1,895	$59,522
CenturyLink Inc.			476	19,245
Verizon Communications Inc.			354	13,179

Total Diversified Telecommunication Services				91,946

Wireless Telecommunication Services - 0.8%
Vodafone Group PLC, ADR			1,260	33,667

TOTAL TELECOMMUNICATION SERVICES				125,613

UTILITIES - 1.7%
Electric Utilities - 0.3%
Entergy Corp.			192	13,109

Gas Utilities - 0.1%
Piedmont Natural Gas Co. Inc.			70	2,118
Questar Corp.			170	3,011

Total Gas Utilities				5,129

Multi-Utilities - 1.3%
Alliant Energy Corp.			30	1,220
Dominion Resources Inc.			590	28,479
Sempra Energy			419	22,157

Total Multi-Utilities				51,856

TOTAL UTILITIES				70,094

TOTAL COMMON STOCKS (Cost - $3,694,792)				4,110,344

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
General Motors Co. (Cost - $20,924)	4.750%		415	20,227

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
American International Group Inc. (Cost - $1,173)		1/19/21	69	704	*

TOTAL INVESTMENTS - 97.6% (Cost - $3,716,889#)				4,131,275
Other Assets in Excess of Liabilities - 2.4%				101,436

TOTAL NET ASSETS - 100.0%				$4,232,711

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Manager Select Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments:†
Common stocks	$4,110,344	—	—	$4,110,344
Convertible preferred stocks	20,227	—	—	20,227
Warrants	704	—	—	704

Total long-term investments	$4,131,275	—	—	$4,131,275

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-

Notes to Schedule of Investments (unaudited) (continued)

market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$538,258
Gross unrealized depreciation	(123,872)

Net unrealized appreciation	$414,386

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Principal Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Principal Executive Officer

Date:	August 24, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 24, 2011